Interim consolidated statement of changes in equity - unaudited	Share capital GBP (£)	Share premium GBP (£)	Treasury shares GBP (£)	Merger reserve GBP (£)	Hedging reserve GBP (£)	Retained earnings GBP (£)	GBP (£)	USD ($)
Balance at beginning of the period at Jun. 30, 2020	£ 53,000	£ 68,822,000	£ (21,305,000)	£ 249,030,000	£ (32,565,000)	£ 87,197,000	£ 351,232,000
Comprehensive income (loss)
Profit/(Loss) for the period						33,558,000	33,558,000
Cash flow hedges					19,246,000		19,246,000
Tax expense relating to movement on hedges					(210,000)		(210,000)
Total comprehensive (loss)/income for the period					19,036,000	33,558,000	52,594,000
Equity-settled share-based payments						1,753,000	1,753,000
Dividends paid							0
Balance at end of the period at Dec. 31, 2020	53,000	68,822,000	(21,305,000)	249,030,000	(13,529,000)	122,508,000	405,579,000
Comprehensive income (loss)
Profit/(Loss) for the period						(125,774,000)	(125,774,000)
Cash flow hedges					3,452,000		3,452,000
Tax expense relating to movement on hedges					(359,000)		(359,000)
Total comprehensive (loss)/income for the period					3,093,000	(125,774,000)	(122,681,000)
Equity-settled share-based payments						(332,000)	(332,000)
Dividends paid						(10,718,000)	(10,718,000)
Balance at end of the period at Jun. 30, 2021	53,000	68,822,000	(21,305,000)	249,030,000	(10,436,000)	(13,652,000)	272,512,000
Comprehensive income (loss)
Profit/(Loss) for the period						(16,941,000)	(16,941,000)
Cash flow hedges					1,166,000		1,166,000
Tax expense relating to movement on hedges					(291,000)		(291,000)
Total comprehensive (loss)/income for the period					875,000	(16,941,000)	(16,066,000)
Equity-settled share-based payments						968,000	968,000
Dividends paid						(10,669,000)	(10,669,000)	$ (14,669,000)
Balance at end of the period at Dec. 31, 2021	£ 53,000	£ 68,822,000	£ (21,305,000)	£ 249,030,000	£ (9,561,000)	£ (40,294,000)	£ 246,745,000